Note 9 - Retirement Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
12.	Retirement Plans:

On November 25, 2013 the Company’s Board voted to terminate the noncontributory defined benefit pension plan (the “Plan”), subject to regulatory approval, and has begun the process of termination. On February 28, 2014, the Company submitted the necessary application and related documents to the IRS and to the Pension Benefit Guarantee Corporation (“PBGC”) in August 2014. Both the PBGC and the IRS must approve the termination. The Company expects to receive the approval from the PBGC and the IRS in the fourth quarter of 2014.

As a result of the Board’s vote to terminate the pension plan, on February 28, 2014 the non-vested benefits became fully vested, and the effects of future contribution levels will cease to be an obligation. The Pension plan has an accumulated net unrecognized gain. Any gain (loss) from termination will be added to (netted against) the unrecognized pension gain and recognized in the financial statements.

The Plan contains two options for employees and beneficiaries to choose from upon termination of the Plan; Annuity or Lump Sum. The below pension asset reflects an annuity obligation where assets will exceed the obligations.

The following table provides the components of net periodic pension benefit cost for the Plan for the three and nine months ended September 30, 2014 and 2013 including the required and expected contributions:

	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Pension Benefits
Service Cost	$139,280	$195,775	$46,427	$65,258
Interest Cost	137,126	188,726	45,708	62,909
Expected Return on Plan Assets	(270,932)	(244,639)	(90,310)	(81,546)
Amortization of prior service costs	16,932	16,932	5,644	5,644
Amortization of Actuarial Loss	-	107,648	-	35,883
Net Periodic Pension Benefit Cost After Curtailments and Settlements	$22,406	$264,442	$7,469	$88,148
Minimum required contribution	$-	$-	$-	$-
Expected contribution	$-	$-	$-	$-

During the three and nine-months ended September 30, 2014 and 2013, the Company did not make any contribution to the Plan. The Company does not have a minimum required contribution for the December 31, 2014 plan year. As a result of the termination of the pension plan, the Company may have to make a contribution of up to approximately $1,600,000 to satisfy the lump sum payment options and to purchase annuities.

9.    Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering substantially all of its employees. The benefits are based on annual average earnings for the highest sixty (60) months (whether or not continuous) immediately preceding the participant's termination date. Annual contributions to the Plan are at least equal to the minimum amount, if any, required by the Employee Retirement Income Security Act of 1974 but no greater than the maximum amount that can be deducted for federal and state income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also those expected to be earned in the future. During 2013, 2012 and 2011, the Company was not required and did not make any contributions to the Plan.

On November 25, 2013 the Company decided to terminate the Plan, subject to regulatory approval, and has begun the process, accordingly. On February 28, 2014, the Company submitted the necessary application and related documents to the IRS and is expecting to submit documentation to the Pension Benefit Guarantee Corporation (“PBGC”) in July 2014. Both the PBGC and the IRS must approve the termination. The Company expects to receive the approval from the PBGC and the IRS in the second half of 2014.

Upon termination of the plan, non-vested benefits will become fully vested, and the effects of future contribution levels will cease to be an obligation. The Pension plan has an accumulated net unrecognized gain. Any gain (loss) from termination will be added to (netted against) the unrecognized pension gain and recognized in the financial statements.

The Plan contains two options for employees and beneficiaries to choose from upon termination of the plan; annuity or lump sum. The below pension asset reflects an annuity obligation where assets will exceed the obligations. The Company estimates up to approximately $200,000 in underfunded obligations based on the lump sum computations utilizing current interest rates.

The following tables provide a reconciliation of the changes in the Plan's benefit obligations and fair value of assets over years ended December 31, 2013, 2012 and 2011 and a statement of the funded status as of December 31, 2013, 2012 and 2011:

	December 31,
	2013	2012	2011
Pension Benefits
Reconciliation of Benefit Obligation:
Obligation	$4,625,576	$3,820,407	$3,111,154
Service cost	261,033	182,848	155,831
Interest cost	251,634	180,173	172,147
Actuarial (gain)loss	(1,080,104)	1,475,649	225,968
Benefit payments	(98,212)	(1,033,501)	(120,567)
Amendments	-	-	275,874
Obligation	$3,959,927	$4,625,576	$3,820,407

Reconciliation at Fair Value of Plan Assets:
Fair value of plan assets, beginning of year	$4,132,920	$4,885,250	$4,131,332
Actual return on plan assets	534,026	281,171	874,485
Actual Contributions	-	-	-
Benefit payments	(98,212)	1,033,501	(120,567)
Fair Value of Plan Assets, end of year	$4,568,734	$4,132,920	$4,885,250

Funded Status:
Asset(liability)	$608,807	$(492,656)	$1,064,843
Unrecognized (gain) loss	(183,962)	1,270,090	(292,031)
Net Amount Recognized	$424,845	$777,434	$772,812

For the years ended December 31, 2013, 2012 and 2011, the actuarial pension (loss) gain recognized in other comprehensive income was $1,454,052, $(1,562,121), $69,046, respectively. At December 31, 2013, 2012 and 2011, accumulated unrecognized actuarial pension (gains)/ losses of $(183,962), $1,270,090 and $(292,031) have not yet been recognized as a component of net periodic pension benefit cost. The Company expects approximately $30,000 of the amounts in accumulated other comprehensive income will be recognized as components of net periodic benefit income during 2014.

The accumulated benefit obligation was $3,959,927, $4,625,576 and $3,820,407 as of December 31, 2013, 2012 and 2011, respectively.

The following table provides the components of net periodic benefit cost for the plans for the years ended December 31, 2013, 2012 and 2011 :

	December 31,
	2013	2012	2011

Pension Benefits
Service Cost	$261,033	$182,848	$155,831
Interest Cost	251,634	180,173	172,147
Expected Return on Plan Assets	(326,186)	(386,056)	(324,970)
Amortization of prior service cost	22,576	22,576	22,576
Amortization of Actuarial Loss	143,532	(4,163)	(1,203)
Net Periodic Benefit Cost After Curtailments and Settlements	$352,589	$(4,622)	$24,381

	December 31,
	2013	2012	2011
Pension Benefits
Weighted-Average Assumptions
Discount rate	4.68%	4.31%	4.78%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.0%	3.00%	3.00%

The Plan’s investment objectives are expected to be achieved through a portfolio mix of Company stock, other investments, and cash and cash equivalents which reflect the Plan’s desire for investment return.  The Plan had the following asset allocations as of their respective measurement dates:

	December 31,
	2013	2012
Common Stock – Gyrodyne Company of America, Inc.	9.5%	59.9%

Gyrodyne Special Distribution, LLC	15.6%

Gyrodyne Company of America – dividend notes	8.2%
Fixed Income Funds	17.5%	17.7%
Other Funds	49.2%	22.4%
Total	100.0%	100.0%

As of December 31, 2013	Quoted Prices In An Active Market (Level 1)	Values Based On A Level 3 Methodology	Total

Common Stock – Gyrodyne Company of America, Inc. (shares of 34,325)	$436,271	$-	$436,271

Gyrodyne Special Distribution LLC (34,325 units)		710,528	710,528

Gyrodyne dividend notes		373,799	373,799
Taxable Fixed Income Funds	800,153		800,153
Corporate/Foreign Bonds	452,875		452,875
US Government Agency	195,010		195,010
Money Market Funds	1,595,818		1,595,818
Accrued Income	4,280		4,280
Total	$3,484,407	$1,084,327	$4,568,734

The fair value of Gyrodyne dividend notes and the investment interest in Gyrodyne special Distribution LLC are estimated based on a Level 3 methodology, additional details of which are discussed further in Note 14 - Fair Value of Financial Instruments.

The dividend notes were valued using a level 3 methodology as the value is based on the risk of forfeiture and the terms including applicable interest rate, payment terms and maturity date. The Company has the ability to repurchase the notes on a voluntary basis from one or more holders. The notes were declared in late December 2013, close to year end December 31, 2013. As such, there have been no changes in value, no changes in valuation techniques and inputs, no transfers in and out of level 3 and no other changes to the notes since the date they were declared.

The investment in GSD, LLC is valued based the proportionate interest in its net underlying real estate value. Such values were based on either a comparable sales methodology and or discounted cash flow analysis, both of which are considered a Level 3 methodology. The Company has the ability to indirectly repurchase the ownership interests. The ownership interests in GSD, LLC were distributed in late December 2013, close to year end December 31, 2013. As such, there have been no changes in value, no changes in valuation techniques and inputs, no transfers in and out of level 3 and no other changes to the investment since the distribution date.

Expected approximate future benefit payments are as follows:

Years Ending December 31,	Amount

2014	$129,026
2015	121,567
2016	115,318
2017	113,161
2018	108,949
2019 – 2023	965,862
$1,553,883